INVESTMENT IN PREMIUM NICKEL RESOURCES INC.	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about investment property [abstract]
INVESTMENT IN PREMIUM NICKEL RESOURCES INC.

8.	INVESTMENT IN PREMIUM NICKEL RESOURCES INC.

On September 30, 2019, the Company entered into a Memorandum of Understanding (“MOU”) with Premium Nickel Resources Inc. (“Premium Nickel”). Pursuant to the MOU, the Company and Premium Nickel set forth their interests in negotiating and acquiring the business and assets of BCL Limited, a private company with operations in Botswana that is currently in liquidation.

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)

Concurrent with the MOU, the Company initially subscribed for 2,400,000 common shares of Premium Nickel at $0.01, for a total investment of $24,000. The Company’s initial investment included a provision that gives the Company the right to nominate two directors to the board of directors of Premium Nickel. The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue. At December 31, 2019, the Company’s investment was recorded as an advance, as the Company had not yet been issued the common share certificate nor the Warrant. The initial investment common share certificate was issued on August 18, 2020, and Warrant was issued on February 26, 2020.

To December 31, 2020, the Company subscribed for a further 4,657,711 common shares of Premium Nickel, for a further investment of $154,164. The common shares underlying the investment are restricted (“Restricted”) from being traded before such date that is 4 months after the later of (a) the date of issuance and (b) the date at which Premium Nickel becomes a reporting issuer in any province or territory. To December 31, 2020 and subsequently, the underlying common shares are Restricted. To June 30, 2021, the Company’s total investment constitutes a 9.94% holding (June 30, 2020 – 10.87%) in Premium Nickel.

On January 14, 2021, the Company invested a further $50,400 towards the acquisition of common shares of Premium Nickel. A share certificate for 251,000 common shares was issued to the Company on March 23, 2021, representing the Company’s $100,400 investment, of which $50,000 was recorded in advances at December 31, 2020.

As at June 30, 2021, the Company had representation on the board, participate in the policy-making process, material transactions between the Company and Premium Nickel, interchange of managerial personnel, provision of essential technical information and operating involvement. Accordingly, the Company determined that it has significant influence in Premium Nickel and has used equity accounting of the investment. Premium Nickel’s financial information at June 30, 2021 was net assets of $1,616,813 which was comprised primarily of cash, and a total comprehensive loss of $367,836 was recorded for the six months period ended June 30, 2021. The Company has a 9.94% ownership in Premium Nickel and recorded $36,563 as equity loss as at Jun 30, 2021.

Details of the Company’s investment at June 30, 2021 is as follows:

Investment
Balance, December 31, 2020	48
Reallocation of advance	50
Investment	51
Share of loss of Premium Nickel	(37)
Balance, June 30, 2021	112

On January 1, 2020, the Company entered into a Management and Technical Services Agreement (“the Services Agreement”) with Premium Nickel whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to Premium Nickel during the due diligence stage of the contemplated arrangement. The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel. If Premium Nickel defaults on making payments, the outstanding balance shall be treated as a loan to Premium Nickel, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by Premium Nickel will be first applied to accrued interest and then principle of the invoice. During the six months period ended June 30, 2021, pursuant to the Services Agreement, the Company charged Premium Nickel $844,379 (June 30, 2020 - $454,336) for services and charged $16,888 in administrative fees, received $793,017 (June 30, 2020 – $336,533) and recorded $214,195 in due from Premium Nickel (June 30, 2020 - $132,324). Subsequent to June 30, 2021, the Company received the $214,195 in full from Premium Nickel.

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)